Related Party Transactions - Summary of Changes in Major Deposits Due to Customers with Related Parties (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
W Service Networks Co., Ltd.
Reconciliation of changes in finance agreements from related parties [Abstract]
Beginning balance		₩ 1,180	[1]	₩ 1,180	[1]	₩ 1,180
Changes in finance agreements from related parties [Abstract]
Increase		1,200		1,180		1,180
Decrease		1,180		1,180		1,180
Ending balance	[1]	1,200		1,180		1,180
Chin Hung International Inc.
Reconciliation of changes in finance agreements from related parties [Abstract]
Beginning balance				0	[1]	400
Changes in finance agreements from related parties [Abstract]
Increase						0
Decrease						400
Ending balance	[1]					0
Partner One Value Up I Private Equity Fund
Reconciliation of changes in finance agreements from related parties [Abstract]
Beginning balance		329	[1]	863	[1]	1,150
Changes in finance agreements from related parties [Abstract]
Increase		550		637		1,737
Decrease		779		1,171		2,024
Ending balance	[1]	100		329		863
Korea Credit Bureau Co., Ltd.
Reconciliation of changes in finance agreements from related parties [Abstract]
Beginning balance		0	[1]	1,000	[1]	0
Changes in finance agreements from related parties [Abstract]
Increase		3,000		0		1,000
Decrease		0		1,000		0
Ending balance	[1]	₩ 3,000		₩ 0		₩ 1,000

[1]	Details of payment between related parties, demand deposit due to customers and etc. are excluded.